Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at Cayman statutory rate	0.00%	0.00%	0.00%
U.S. and non-U.S. rate differential	19.49%	20.96%	21.34%
State taxes	3.94%	5.13%	0.90%
R&D credits	3.00%	3.31%	4.20%
Change in valuation allowance	(25.79%)	(22.72%)	(25.25%)
Non-deductible equity issuance costs		(5.49%)
Share-based compensation	(0.66%)	(0.90%)	(1.03%)
Other, net	0.02%	(0.29%)	(0.15%)
Effective tax rate	0.00%	0.00%	0.01%